SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2017
Trade name/domain name [Member]
Acquired intangible assets
Amortization years	10 years
Non-compete agreement [Member]
Acquired intangible assets
Amortization years	4 years 6 months
Online platform [Member]
Acquired intangible assets
Amortization years	5 years
Minimum [Member] | Customer relationship [Member]
Acquired intangible assets
Amortization years	5 years
Maximum [Member] | Customer relationship [Member]
Acquired intangible assets
Amortization years	10 years
Computer and equipment [Member]
Property and equipment, net [Line Items]
Estimated useful lives	3 years
Office equipment [Member]
Property and equipment, net [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Over the shorter of lease term or the estimated useful lives of the assets
Vehicles [Member]
Property and equipment, net [Line Items]
Estimated useful lives	4 years